Property, Plant and Equipment (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment:
Tax incentive in relating to investments		€ 93,000
Accumulated depreciation
Property, Plant and Equipment:
Depreciation charge	€ 457,000	336,000
Construction and laboratory equipment [Member] | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Additions	€ 800,000	€ 448,000